Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

NOTE 4 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets consisted of the following:

	June 30, 2025	December 31, 2024
Prepaid rents	$19,774	$18,000
Deposits	26,151	27,906
Prepaid expense	15,289	37,699
Value-added tax	123,366	—
Less: allowance for uncollectible balances	(3,534)	(3,468)
Prepayments and other current assets; net	$181,046	$80,137

Allowance for credit losses movement is as follows:

	June 30, 2025	December 31, 2024
Beginning balance	$3,468	$3,565
Foreign currency translation adjustments	66	(97)
Ending balance	$3,534	$3,468